Schedule of Investments (unaudited) July 31, 2022	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,647,634
Series 2022-2, Class A, 3.39%, 05/17/27	8,302	8,343,058
BA Credit Card Trust, Series 2021, Class A1, 0.44%, 09/15/26	4,166	3,972,297
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	1,856	1,808,505
Series 2021-1, Class A4, 0.53%, 10/15/26	852	799,002
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/25	1,962	1,919,738
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	4,150	4,039,936
Hyundai Auto Receivables Trust
3.72%, 11/16/26	620	622,497
3.80%, 08/15/28	450	454,343
Santander Drive Auto Receivables Trust, 4.14%, 02/16/27	790	791,858
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	3,112	2,997,800
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,933,978
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,259,039

Total Asset-Backed Securities — 0.8% (Cost: $34,477,824)		33,589,685

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 3.4%
Bank
Class A5, 2.85%, 10/17/52	4,564	4,265,685
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,628,518
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,997,009
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,887,770
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,859,378
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,920,239
Benchmark Mortgage Trust
Class A4, 3.72%, 03/15/62	2,654	2,622,255
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,528,624
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,191,554
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,668,556
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,501,639
Series 2020-B19, Class B, 2.35%, 09/15/53	937	767,604
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,548,989
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,718,034
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,445,398
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	620	618,634
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	408,611
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,221,127
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,838,339
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	798,027
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,840,336
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,077	1,070,434
Series 2013-CR9, Class A4, 4.27%, 07/10/45(a)	2,070	2,069,938
Series 2014-CR20, Class A3, 3.33%, 11/10/47	3,756	3,691,078
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	413	410,739
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,238,223

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2016-CR28, Class A4, 3.76%, 02/10/49	$620	$614,678
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	818,834
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,897,661
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,304,273
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,964,443
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 2.92%, 06/25/32	2,000	1,930,165
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,500,700
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	90	89,950
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,771,451
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	488,059
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,889,470
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	1,160	1,152,746
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	163	162,286
Series 2014-C22, Class A4, 3.80%, 09/15/47	225	223,694
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,717	1,700,565
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,848,907
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,870,757
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46(a)	2,073	2,051,392
Series 2013-C11, Class A4, 4.15%, 08/15/46(a)	9,768	9,699,745
Series 2014-C16, Class A4, 3.60%, 06/15/47	2,854	2,827,835
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	616,614
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,521,089
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	968,140
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,470,586
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	469,780
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	583,158
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	977	966,509
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,222,498
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,095	4,012,797
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,201,990
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,317,977
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,033,861

Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost: $152,870,955)		141,949,348

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 95.5%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	254	252,528
Series 2016-M5, Class A2, 2.47%, 04/25/26	5,071	4,964,041
Series 2016-M6, Class A2, 2.49%, 05/25/26	5,666	5,535,140
Series 2017-M15, Class A2, 2.96%, 09/25/27(a)	3,163	3,160,200
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	2,489	2,550,806
Series 2018-M3, Class A2, 3.08%, 02/25/30(a)	7,907	7,851,047
Series 2019-M22, Class A2, 2.52%, 08/25/29	4,009	3,840,824

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Series 2020-M46, Class A2, 1.32%, 05/25/30	$4,549	$4,030,370
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,177,316
Series 2022-M21, Class A2, 1.60%, 04/25/31(a)	3,536	3,117,504
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	1,099	1,070,278
4.00%, 02/01/47 - 02/01/57	3,644	3,690,792
3.50%, 11/01/51 - 06/01/52	24,074	23,996,728
2.50%, 02/01/52	9,890	9,236,639
(12 mo. LIBOR US + 1.53%), 3.17%, 05/01/43(a)	53	54,764
(12 mo. LIBOR US + 1.54%), 3.38%, 06/01/43(a)	65	66,118
(12 mo. LIBOR US + 1.70%), 3.95%, 08/01/42(a)	14	13,892
(12 mo. LIBOR US + 1.75%), 2.76%, 08/01/41(a)	4	4,352
(12 mo. LIBOR US + 1.83%), 2.08%, 11/01/40(a)	3	2,936
Federal Home Loan Mortgage Corp., 2.50%, 07/01/52	1,994	1,860,930
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	11	10,869
3.00%, 03/01/27 - 10/01/47	40,409	39,718,284
2.50%, 07/01/28 - 01/01/33	10,296	10,160,298
3.50%, 03/01/32 - 06/01/49	39,601	39,929,297
5.00%, 04/01/33 - 04/01/49	1,915	2,002,758
4.00%, 05/01/33 - 01/01/49	13,708	14,029,609
5.50%, 06/01/35 - 01/01/39	59	63,555
4.50%, 06/01/38 - 01/01/49	5,725	5,933,433
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(a)	3	3,112
(12 mo. LIBOR US + 1.73%), 2.37%, 08/01/41(a)	3	3,424
(12 mo. LIBOR US + 1.82%), 2.41%, 09/01/40(a)	7	6,783
Freddie Mac Multifamily Structured Pass Through Certificates
1.62%, 12/25/30	8,302	7,319,494
2.07%, 01/25/31	9,074	8,264,528
2.45%, 04/25/32	5,000	4,630,407
Class A2, 2.18%, 08/25/36	3,967	3,281,684
Series K026, Class A2, 2.51%, 11/25/22	120	119,353
Series K037, Class A2, 3.49%, 01/25/24	2,241	2,242,025
Series K041, Class A2, 3.17%, 10/25/24	6,225	6,210,785
Series K052, Class A2, 3.15%, 11/25/25	620	617,583
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,186,520
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,899,034
Series K067, Class A1, 2.90%, 03/25/27	2,723	2,712,278
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,719,157
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,609,250
Series K088, Class A2, 3.69%, 01/25/29	413	424,686
Series K100, Class A2, 2.67%, 09/25/29	8,302	8,035,559
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,491,433
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,933,906
Series K111, Class A2, 1.35%, 05/25/30	829	722,977
Series K727, Class A2, 2.95%, 07/25/24	3,856	3,828,178
Series K730, Class A2, 3.59%, 01/25/25(a)	7,471	7,512,279
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,717,338
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	6	6,327
5.50%, 12/15/32 - 04/20/48	188	201,389
6.00%, 03/15/35 - 10/20/38	64	70,323
6.50%, 09/15/36	48	50,789
4.50%, 07/15/39 - 08/18/52(b)	40,294	41,267,177
5.00%, 11/15/39 - 08/18/52(b)	13,822	14,250,193
4.00%, 03/15/41 - 08/18/52(b)	69,639	70,734,185
3.50%, 09/20/42 - 08/18/52(b)	130,435	130,887,103

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
3.00%, 01/20/43 - 08/18/52(b)	$174,809	$171,119,652
2.50%, 05/20/45 - 08/18/52(b)	230,315	218,739,640
2.00%, 07/20/50 - 08/18/52(b)	208,593	192,308,741
1.50%, 10/20/51	867	770,929
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 08/11/52(b)	66,535	68,148,468
4.00%, 10/01/25 - 04/25/52(b)	167,682	170,236,741
3.50%, 02/01/26 - 09/14/52(b)	245,763	245,716,007
3.00%, 01/01/27 - 08/11/52(b)	410,194	399,987,384
2.50%, 09/01/28 - 08/11/52(b)	760,157	714,998,619
7.00%, 02/01/32	8	8,450
6.50%, 07/01/32	40	43,616
5.00%, 11/01/33 - 08/11/52(b)	33,248	34,298,682
6.00%, 03/01/34 - 02/01/49	1,436	1,577,565
2.00%, 12/01/35 - 08/11/52(b)	1,183,721	1,082,631,113
1.50%, 03/01/36 - 11/01/51	140,273	125,028,291
5.50%, 04/01/36 - 08/11/52(b)	10,672	11,116,990

		3,968,015,455

Total U.S. Government Sponsored Agency Securities — 95.5% (Cost: $4,149,076,470)		3,968,015,455

Total Long-Term Investments — 99.7% (Cost: $4,336,425,249)		4,143,554,488

	Shares

Short-Term Securities

Money Market Funds — 18.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.96%(c)(d)(e)	767,596,951	767,520,191

Total Short-Term Securities — 18.4% (Cost: $767,588,223)		767,520,191

Total Investments Before TBA Sale Commitments — 118.1% (Cost: $5,104,013,472)		4,911,074,679

	Par (000)

TBA Sale Commitments(b)

Mortgage-Backed Securities — (0.5)%
Ginnie Mae Mortgage-Backed Securities, 2.50%, 08/18/52	$(5,600)	(5,303,431)
Uniform Mortgage-Backed Securities, 3.50%, 08/11/52	(15,600)	(15,437,297)

Total TBA Sale Commitments — (0.5)% (Proceeds: $(20,516,289))		(20,740,728)

Total Investments, Net of TBA Sale Commitments — 117.6% (Cost: $5,083,497,183)		4,890,333,951

Liabilities in Excess of Other Assets — (17.6)%		(733,053,585)

Net Assets — 100.0%		$4,157,280,366

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Securitized Bond Index Fund

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$767,592,986	(b)	$—	$(4,763)	$(68,032)	$767,520,191	767,596,951	$2,056,670	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,589,685	$—	$33,589,685
Non-Agency Mortgage-Backed Securities	—	141,949,348	—	141,949,348
U.S. Government Sponsored Agency Securities	—	3,968,015,455	—	3,968,015,455

Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$767,520,191	$—	$—	$767,520,191
Liabilities
Investments
TBA Sale Commitments	—	(20,740,728)	—	(20,740,728)

	$767,520,191	$4,122,813,760	$—	$4,890,333,951

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	4